Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Operations and Comprehensive Loss
Revenue	$ 27	$ 40
Cost of revenue	23	33
Gross profit	4	7
Other operating income	836	1,172
Operating expenses
Research and development	5,556	5,802
Selling, general and administrative	5,188	5,071
Loss on foreign currency transactions	87
Total operating expenses	10,831	10,873
Loss from operations	(9,991)	(9,694)
Non-operating income/(expense)
Gain/(loss) on foreign currency transactions	1,213	(1,782)
Transaction costs allocable to warrants	(198)
Change in fair value of the warrant liability, net	465
Interest income	12	5
Total non-operating income/(expense)	1,492	(1,777)
Loss before income taxes	(8,499)	(11,471)
Income tax expense		(24)
Net loss	(8,499)	(11,495)
Other comprehensive loss:
Foreign currency translation	(1,095)	880
Total comprehensive loss	$ (9,594)	$ (10,615)
Basic net loss per common share (in dollars per share)	$ (6.32)	$ (13.88)
Diluted net loss per common share (in dollars per share)	$ (6.32)	$ (13.88)
Basic weighted average shares outstanding (in shares)	1,344,892	827,906
Diluted weighted average shares outstanding (in shares)	1,344,892	827,906